Loss Per Share Attributable to Ordinary Shareholders - Schedule of Ordinary Shares Excluded from Computation of Diluted Loss Per Share (Details) - shares		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares excluded from computation of diluted loss per share		879,895	790,791	878,539	790,791	790,791	732,691
Preferred Shares [Member]
Ordinary shares excluded from computation of diluted loss per share	[1]	732,273	732,273	732,273	732,273
Outstanding Share Options [Member]
Ordinary shares excluded from computation of diluted loss per share		131,892	45,500	131,892	45,500	45,500	46,750
Warrant to Purchase Preferred Shares [Member]
Ordinary shares excluded from computation of diluted loss per share		15,730	13,018	14,374	13,018	13,018	15,000

[1]	Excluding Preferred A-1 shares - see Note 8.